Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Schedule of Impact of Operating Leases to Consolidated and Combined Financial Statements
The impact of operating leases to our consolidated and combined financial statements was as follows:

Year Ended December 31,
2020
Lease Cost
Operating lease cost	$4,986
Other Information
Operating cash flows from operating leases	5,020
Right-of-use assets obtained in exchange for new operating lease liabilities	—
Weighted average remaining lease term—operating leases (in years)	9.0
Weighted average discount rate—operating leases	9.1%

Schedule of Annual Minimum Lease Payments of Operating Lease Liabilities
As of December 31, 2020, the annual minimum lease payments of our operating lease liabilities were as follows:

Year ending December 31,
2021	$5,293
2022	5,192
2023	4,218
2024	2,808
2025	2,802
After 2025	16,106

Total lease payments	36,419
Less imputed interest	12,670

Total recorded lease liabilities	$23,749

Schedule of Minimum Fixed Lease Consideration Under Non-cancelable Operating Leases Excluding Variable Lease Consideration
Our outdoor advertising business generates lessor revenue derived from operating leases accounted for under ASC 842,
“Leases.”
Minimum fixed lease consideration under
non-cancelable
operating leases for each of the next five years and thereafter, excluding variable lease consideration, as of December 31, 2020, is as follows:

Year ending December 31,
2021	$6,547
2022	41
2023	—
2024	—
2025	—
After 2025	—